Employee benefit plans (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 892,078	¥ 838,224
Accumulated benefit obligation	863,593	805,107
Fair value of plan assets	242,096	217,738
Foreign Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	311,256	341,416
Accumulated benefit obligation	300,026	324,160
Fair value of plan assets	¥ 66,183	¥ 65,533